GOODWILL AND INTANGIBLE ASSET (Details 2) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
2021 (remaining 9 months)	$ 7,046	$ 8,175
2022	9,395	8,175
2023	9,395	8,175
2024	9,395	8,175
2025	9,395	8,175
Thereafter	34,815	28,613
Finite-Lived Intangible Assets, Net	$ 79,441	$ 69,488	$ 77,663